Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue

Note  25.   Revenue

Nature of goods and services

The Group generates revenues from the sale of semiconductors secure chips and from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications. Products and services are sold principally separately but may also be sold in bundled packages.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

The following is a description of the principal activities from which the Group generates its revenue across all reportable segments.

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Semiconductors secure chips

Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

SaaS

The Group’s SaaS arrangements cover the provision of cloud-based certificates for authentication purposes such as Device Attestation Certificates (DACs) for MATTER Protocol, IoT Device to Cloud Authentication, or Device-to-Device Authentication. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable.

Where lifelong certificates are issued, the Group recognizes revenue when the certificate is delivered and usable by the customer.

Customers usually pay ahead of the service period; the paid amounts which have not yet been recognized as revenue are shown as deferred revenue on the balance sheet.

Software and INeS Certificate Management Platform

The Group provides software for certificates life-cycle management and signing and authentication solutions through its INeS Certificate Management Platform. The Group recognizes revenue when the software has been delivered or the platform has been set up, and PCS revenue over the service period which is usually one-year renewable.

Customers pay upon delivery of the software or over the PCS.

Implementation, integration and other services	The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At one point in time			Total
USD'000		2023	2022	2021	2023	2022	2021
Secure Microcontrollers Segment
Secure chips	Upon delivery	20,927	18,336	14,850	20,927	18,336	14,850
Total Secure Microcontrollers Segment		20,927	18,336	14,850	20,927	18,336	14,850
All Other Segment
Secure chips	Upon delivery	9,117	4,862	2,145	9,117	4,862	2,145
Certificates	Upon issuance	14	—	—	14	—	—
Total All Other Segment		9,131	4,862	2,145	9,131	4,862	2,145
Total Revenue		30,058	23,198	16,995	30,058	23,198	16,995

For the years ended December 31, 2023 and 2022, the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD'000	2023	2022	2021
Secure Microcontrollers Segment
Europe, Middle East and Africa	3,548	2,922	2,981
North America	15,962	13,408	10,234
Asia Pacific	1,341	1,939	1,588
Latin America	76	67	47
Total Secure Microcontrollers segment revenue	20,927	18,336	14,850
All Other Segment
Europe, Middle East and Africa	6,437	3,855	1,274
North America	569	201	397
Asia Pacific	2,125	806	474
Total All Other segment revenue	9,131	4,862	2,145
Total net sales	30,058	23,198	16,995

Contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivable
Trade accounts receivable - Secure Microcontrollers Segment	3,553	1,794
Trade accounts receivable - All Other Segment	1,550	475
Total trade accounts receivable	5,103	2,269
Customer contract liabilities - current	125	84
Total customer contract liabilities	125	84

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liabilities are primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As at December 31, 2023, the Group did not have any remaining performance obligations.